IMPACT OF COVID-19 ON GROUP`S OPERATIONS	12 Months Ended
Dec. 31, 2020
IMPACT OF COVID-19 ON GROUP`S OPERATIONS
IMPACT OF COVID-19 ON GROUP`S OPERATIONS

34.    IMPACT OF COVID-19 ON GROUP`S OPERATIONS

The Group operates in a complex economic context which main variables have been featured by strong volatility at a national and international level,

The pandemic outbreak in March 2020 produced by Covid-19 has had significant consequences globally, most countries implemented a series of unprecedented restrictions, The different sanitary restricting measures produced, to a greater or lesser extent, an almost immediate impact on economies which witnessed the quick fall of production and activity indicators, Accordingly, most governments implemented fiscal aid packages to sustain part of the population's income and reduce the risk of breaches in payment chains; thus, avoiding a financial and economic crisis as well as companies´ bankruptcies, Argentina was not the exception and the Government took action in the wake of the pandemic,

The Argentine economy was in a recessive process and the pandemic outbreak in March 2020 turned the scenario even more complex, The country is expected to close 2020 with activity fall,

The following are the main local indicators:

•	GDP estimated fall (EMAE) as of December 2020 amounted to a 10,0%,
•	Accrued inflation between January 1, 2020 and December 30, 2020 amounted to a 36,1% (Consumer Price Index - CPI),
•	Between January 1, 2020 and December 30, 2020, the peso recorded a 40% depreciation against the USD, according to the Exchange rate released by Banco de la Nación Argentina,
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The monetary authority implemented additional Exchange restrictions which, in turn, affected the foreign currency value in existing alternative markets for certain Exchange operations restricted in the official market,

These measures, aimed at restricting the access to the exchange market with the purpose of containing the demand of dollars, entail the Argentine Central Bank´s prior authorization request for certain operations; thus, the following operations impact for the society:

•	Payment of dividends and earnings to non-residents
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Payment of financial loans granted to non-residents: those companies that register scheduled capital maturities between 10/15/2020 and 03/31/2021 shall submit a capital refinancing program of at least the 60%, with new external indebtedness and an average life of two years and shall be allowed to acquire only the equivalent to the 40% of agreed-upon capital commitments

•	Payment of debt securities issuance with public registration
•	Payment of indebtedness among residents in foreign currency

Additionally, the exchange regime mandated the registration and settlement of funds resulting from the following operations and concepts in local currency:

•	Exports of goods and services
•	Collection of prefinancings, advances and post-financing of exports of goods
•	Exports of services
•	Disposal of non-produced non-financial assets
•	Disposal of external assets

Such exchange restrictions, or those to be issued, might affect the Group's capacity to access the Mercado Único y Libre de Cambios (MULC) for the acquisition of necessary foreign currency to address financial obligations, Assets and liabilities in foreign currency as of December 30, 2020 have been estimated in accordance with MULC´s quotations in place,

Likewise, in October 2020, the Government launched a set of measures aimed at contributing with the development of exportable goods and promoting the local market and construction industry,

With the purpose of mitigating the economic crisis, the Argentine Central Bank issued the following set of pre-emptive measures:

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Communication “A” 6937 reduced the restriction over the maximum position in liquidity bills of the Argentine Central Bank (LELIQ) with the purpose of making liquidity available and encouraging credit line provisions for Small and Medium Size Companies at a preferential rate (Not exceeding 24% annually), Communication “A” 7054 modified the standards on Minimum Cash” due to the authorization of financing lines at a 24% subsidized rate, which includes a special tranche for investments in national capital goods and another tranche with minimum requirements for companies that have not had access to banking loans. As from July 1, 2020, “Medium and Small Size Clients” are included in the item of “Decrease of minimum cash demand in average in pesos” provided such funds are allocated in the acquisition of machinery and equipment produced for national Small and Medium Size companies, among other modifications, As of the date of  these financial statements issuance, loans of 24% rates and 0% rates have been granted for 10,7 billion and 819 million respectively, As from October 16, 2020, through Communication “A” 7140, regulations on “Financing line for productive investments of Small and Medium Size companies were enforced,

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Communications “A” 6942 and “A” 6949, determined the postponement of the maturity of loans granted by local financial institutions that would become effective on March 20 and April 12, and cancelled any punitive interest over unpaid balances in loans granted by financial entities, Communication “A” 7044 and “7107” extended maturities for loans granted by local financial entities until December 31, 2020 and unpaid installments are deferred until such loan’s life termination, Through Communication “A” 7181 it was extended until March 31, 2021,

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Communication "A" 6939 suspended, until June 30, 2020, the distribution of dividends for financial entities, Such measure was extended through Communication "A" 7035 until December 31, 2020, Through Communication "A" 7181 it was extended until March 31, 2021,

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Communication "A" 6945 established that, until June 30, 2020, any operation carried out through ATMs shall not be subject to any charge or commission, Communication "A" 7107 extended such term until December 31, 2020, Through Communication "A" 7181 it was extended until March 31, 2021,

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Communications "A" 6964 and 7095 automatically refinanced unpaid balances of credit card financing to be registered between April 1, 2020 and April 30, 2020 and between September 1, 2020 and September 30, 2020 respectively, Such balances have been refinanced over a year term with three-month grace period in 9 monthly equal and consecutive installments, Likewise, pursuant to Communication "A" 6993, the Argentine Central Bank established a zero-interest-rate financing policy, applicable only to eligible clients to be defined by the Federal Administration of Public Revenues (AFIP) in the future, Additionally, through Communication "A" 7082 opened the possibility of granting "Zero Culture Rate Loans" at 24 months under a 12-month grace period, Communication "A" 7111 extended delinquency days for 1, 2, and 3 categories over a 60-day term, Such measure is applicable until December 31, 2020, Through Communication "A" 7181 it was extended until March 31, 2021,

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Decree 312/2020, issued by the Argentine Central Bank, suspended the closing of bank accounts, Decree 544/2020, issued on June 19, 2020, extends until December 31, 2020 the suspension of the obligation of closing bank accounts and the application of disqualification pursuant to Article 1° of Law N° 25,730, as well as the application of fines.

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Communication “A” 6980 established that non-adjustable term deposits under ARS 1 million made up by individuals as from April 20, 2020, will entail a minimum rate of 70% of the LELIQ average auction, Communication “A” 7018 extended the scope of such measures over all term deposits regardless of their minimum amount, Later, Communication “A”7027 increased the minimum rate equivalent to 79% LELIQ average auction, And, as from August 1, 2020, an additional increase from such 79% to an 87% was set for term deposits of individuals exceeding the ARS 1 million,

The volatile and uncertain context remains as of the issuance of these financial statements,

The Group's Board of Directors monitors the evolution of variables that may affect its business; thus, defining the course of action and identifying any potential impact on its equity and financial situation, The Group's financial statements must be read in virtue of said circumstances,